FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Schedule of currency risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
NIS
Risk management
Exposure to risk	$ (7,040)	$ (3,478)
EUR
Risk management
Exposure to risk	(36)	2,477
GBP
Risk management
Exposure to risk	(1,344)	(975)
Currency risk
Risk management
Exposure to risk	(107,237)	(56,698)
Currency risk | NIS
Risk management
Exposure to risk	(7,040)	(3,478)
Currency risk | EUR
Risk management
Exposure to risk	36	2,477
Currency risk | GBP
Risk management
Exposure to risk	(1,344)	(975)
Currency risk | USD
Risk management
Exposure to risk	(98,817)	(54,722)
Currency risk | Cash and cash equivalents
Risk management
Exposure to risk	14,433	13,979
Currency risk | Cash and cash equivalents | NIS
Risk management
Exposure to risk	1,320	1,120
Currency risk | Cash and cash equivalents | EUR
Risk management
Exposure to risk	401	1,372
Currency risk | Cash and cash equivalents | GBP
Risk management
Exposure to risk	284	235
Currency risk | Cash and cash equivalents | USD
Risk management
Exposure to risk	12,428	11,252
Currency risk | Trade receivables
Risk management
Exposure to risk	3,905	2,260
Currency risk | Trade receivables | NIS
Risk management
Exposure to risk	2	0
Currency risk | Trade receivables | EUR
Risk management
Exposure to risk	0	55
Currency risk | Trade receivables | GBP
Risk management
Exposure to risk	13	0
Currency risk | Trade receivables | USD
Risk management
Exposure to risk	3,890	2,205
Currency risk | Prepaid expenses and other account receivables
Risk management
Exposure to risk	2,570	2,053
Currency risk | Prepaid expenses and other account receivables | NIS
Risk management
Exposure to risk	145
Currency risk | Prepaid expenses and other account receivables | EUR
Risk management
Exposure to risk	60	2,036
Currency risk | Prepaid expenses and other account receivables | GBP
Risk management
Exposure to risk	251
Currency risk | Prepaid expenses and other account receivables | USD
Risk management
Exposure to risk	2,114	17
Currency risk | Promissory Notes
Risk management
Exposure to risk		20,000
Currency risk | Promissory Notes | NIS
Risk management
Exposure to risk		0
Currency risk | Promissory Notes | EUR
Risk management
Exposure to risk		0
Currency risk | Promissory Notes | GBP
Risk management
Exposure to risk		0
Currency risk | Promissory Notes | USD
Risk management
Exposure to risk		20,000
Currency risk | Other long term receivables
Risk management
Exposure to risk		2,000
Currency risk | Other long term receivables | NIS
Risk management
Exposure to risk		0
Currency risk | Other long term receivables | EUR
Risk management
Exposure to risk		0
Currency risk | Other long term receivables | GBP
Risk management
Exposure to risk		0
Currency risk | Other long term receivables | USD
Risk management
Exposure to risk		2,000
Currency risk | Contract assets
Risk management
Exposure to risk	1,486	4,091
Currency risk | Contract assets | NIS
Risk management
Exposure to risk	0	0
Currency risk | Contract assets | EUR
Risk management
Exposure to risk	0	0
Currency risk | Contract assets | GBP
Risk management
Exposure to risk	20	128
Currency risk | Contract assets | USD
Risk management
Exposure to risk	1,466	3,963
Currency risk | Financial assets
Risk management
Exposure to risk	22,394	44,383
Currency risk | Financial assets | NIS
Risk management
Exposure to risk	1,467	1,120
Currency risk | Financial assets | EUR
Risk management
Exposure to risk	461	3,463
Currency risk | Financial assets | GBP
Risk management
Exposure to risk	568	363
Currency risk | Financial assets | USD
Risk management
Exposure to risk	19,898	39,437
Currency risk | Current maturities long-term loans
Risk management
Exposure to risk	(2,312)	0
Currency risk | Current maturities long-term loans | NIS
Risk management
Exposure to risk	0	0
Currency risk | Current maturities long-term loans | EUR
Risk management
Exposure to risk	0	0
Currency risk | Current maturities long-term loans | GBP
Risk management
Exposure to risk	0	0
Currency risk | Current maturities long-term loans | USD
Risk management
Exposure to risk	(2,312)	0
Currency risk | Liabilities in respect of leases- short term
Risk management
Exposure to risk	(786)	(639)
Currency risk | Liabilities in respect of leases- short term | NIS
Risk management
Exposure to risk	(480)	(469)
Currency risk | Liabilities in respect of leases- short term | EUR
Risk management
Exposure to risk	71	0
Currency risk | Liabilities in respect of leases- short term | GBP
Risk management
Exposure to risk	(216)	(144)
Currency risk | Liabilities in respect of leases- short term | USD
Risk management
Exposure to risk	(19)	(26)
Currency risk | Liabilities in respect of leases- long term
Risk management
Exposure to risk	(1,392)	(2,067)
Currency risk | Liabilities in respect of leases- long term | NIS
Risk management
Exposure to risk	1,165	(1,558)
Currency risk | Liabilities in respect of leases- long term | EUR
Risk management
Exposure to risk	51	0
Currency risk | Liabilities in respect of leases- long term | GBP
Risk management
Exposure to risk	176	(495)
Currency risk | Liabilities in respect of leases- long term | USD
Risk management
Exposure to risk	0	(14)
Currency risk | Advanced payments from MDA against future orders
Risk management
Exposure to risk	(39,296)	(28,138)
Currency risk | Advanced payments from MDA against future orders | NIS
Risk management
Exposure to risk	0	0
Currency risk | Advanced payments from MDA against future orders | EUR
Risk management
Exposure to risk	0	0
Currency risk | Advanced payments from MDA against future orders | GBP
Risk management
Exposure to risk	0	0
Currency risk | Advanced payments from MDA against future orders | USD
Risk management
Exposure to risk	(39,296)	(28,138)
Currency risk | Trade payables
Risk management
Exposure to risk	(3,121)	(1,378)
Currency risk | Trade payables | NIS
Risk management
Exposure to risk	(976)	(479)
Currency risk | Trade payables | EUR
Risk management
Exposure to risk	(339)	(368)
Currency risk | Trade payables | GBP
Risk management
Exposure to risk	(459)	(284)
Currency risk | Trade payables | USD
Risk management
Exposure to risk	(1,347)	(247)
Currency risk | Payables and credit balances
Risk management
Exposure to risk	(8,540)	(7,871)
Currency risk | Payables and credit balances | NIS
Risk management
Exposure to risk	(5,112)	(896)
Currency risk | Payables and credit balances | EUR
Risk management
Exposure to risk	(36)	(618)
Currency risk | Payables and credit balances | GBP
Risk management
Exposure to risk	(1,061)	(415)
Currency risk | Payables and credit balances | USD
Risk management
Exposure to risk	(2,331)	(5,942)
Currency risk | Current financial liabilities
Risk management
Exposure to risk	(54,055)	(38,026)
Currency risk | Current financial liabilities | NIS
Risk management
Exposure to risk	(6,568)	(1,844)
Currency risk | Current financial liabilities | EUR
Risk management
Exposure to risk	(446)	(986)
Currency risk | Current financial liabilities | GBP
Risk management
Exposure to risk	(1,736)	(843)
Currency risk | Current financial liabilities | USD
Risk management
Exposure to risk	(45,305)	(34,353)
Currency risk | Liability for IIA Royalties
Risk management
Exposure to risk	(774)	(1,196)
Currency risk | Liability for IIA Royalties | NIS
Risk management
Exposure to risk	(774)	(1,196)
Currency risk | Liability for IIA Royalties | EUR
Risk management
Exposure to risk	0	0
Currency risk | Liability for IIA Royalties | GBP
Risk management
Exposure to risk	0	0
Currency risk | Liability for IIA Royalties | USD
Risk management
Exposure to risk	0	0
Currency risk | Long term loans from banks
Risk management
Exposure to risk	(67,691)	(59,792)
Currency risk | Long term loans from banks | NIS
Risk management
Exposure to risk	0	0
Currency risk | Long term loans from banks | EUR
Risk management
Exposure to risk	0	0
Currency risk | Long term loans from banks | GBP
Risk management
Exposure to risk	0	0
Currency risk | Long term loans from banks | USD
Risk management
Exposure to risk	67,691	$ (59,792)
Currency risk | Derivatives liabilities
Risk management
Exposure to risk	(5,719)
Currency risk | Derivatives liabilities | NIS
Risk management
Exposure to risk	0
Currency risk | Derivatives liabilities | EUR
Risk management
Exposure to risk	0
Currency risk | Derivatives liabilities | GBP
Risk management
Exposure to risk	0
Currency risk | Derivatives liabilities | USD
Risk management
Exposure to risk	$ (5,719)